Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments And Other Current Assets
Prepayments	$ 1,660,661	$ 467,089
Deferred Offering Costs		1,802,404
Total prepayments	$ 1,660,661	$ 2,269,493